Current Assets - Other	12 Months Ended
Jun. 30, 2018
Subclassifications Of Assets Liabilities And Equities [Abstract]
Current Assets - Other	10. CURRENT ASSETS - OTHER
	2018	2017
	$'000	$'000
Prepayments	425	281
	425	281